Lease - Amounts recognized in consolidated statement of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease
Expense relating to short-term and low-value leases	$ 86	$ 9	$ 28
Interest expense on lease liabilities	$ 90	$ 26	$ 1